Related party transactions	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions

11. Related party transactions:

For the quarter ended March 31, 2026, the Company has the following related party transactions:

	Three Months ended March 31, 2026	Three Months ended March 31, 2025
Director’s fees	$2,011	$3,495
Salaries, wages, consultants and benefits	174,013	94,246
Selling and marketing	40,863	34,224
Stock-based compensation (Note 8)	18,782	16,952
Software technology development (Note 7)	92,297	75,833
Closing balance for the period	$327,966	$224,750

The Company has liabilities of $88,254 (December 31, 2025 - $67,817) as at March 31, 2026, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

The related party transactions are in the normal course of operations and were measured at the currency exchange amount, which is the amount of consideration established and agreed to by the related parties.